RECEIVABLES (Details 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Unpaid Principal Balance
Period considered for average recorded investment	4 months	4 months	13 months	13 months
Interest Income Recognized
Delinquency period of accounts considered for recognition of income	120 days		120 days	120 days
Minimum account delinquency period for an account to be classified as past due	120 days		30 days	30 days
United States
Interest Income Recognized
Receivables on nonaccrual status	69,863		87,459	107,966
Canada
Interest Income Recognized
Receivables on nonaccrual status	1,451		2,968	1,923
Retail | United States
Interest Income Recognized
Receivables on nonaccrual status	18,164		29,130	54,798
Retail | Canada
Interest Income Recognized
Receivables on nonaccrual status	30		122	676
Wholesale | United States
Interest Income Recognized
Receivables on nonaccrual status	51,699		58,329	53,168
Wholesale | Canada
Interest Income Recognized
Receivables on nonaccrual status	1,421		2,846	1,247
Individually evaluated for impairment | Retail
Recorded Investment
Total	46,190		48,195	73,920
Unpaid Principal Balance
Total	43,506		43,072	68,459
Related Allowance	24,750		28,266	42,879
Average Recorded Investment
Total	47,435	73,424	56,422	85,094
Interest Income Recognized
Total	540	603	2,853	4,669
Individually evaluated for impairment | Retail | United States
Recorded Investment
With no related allowance recorded	8,220		5,614	6,805
With an allowance recorded	37,409		42,581	66,747
Unpaid Principal Balance
With no related allowance recorded	8,165		5,597	6,791
With an allowance recorded	34,781		37,475	61,300
Related Allowance	24,750		28,266	42,861
Average Recorded Investment
With no related allowance recorded	8,370	9,804	4,671	2,741
With an allowance recorded	38,473	62,987	51,751	81,927
Interest Income Recognized
With no related allowance recorded	71	201	88	390
With an allowance recorded	432	383	2,765	4,261
Individually evaluated for impairment | Retail | Canada
Recorded Investment
With no related allowance recorded	561			303
With an allowance recorded				65
Unpaid Principal Balance
With no related allowance recorded	560			303
With an allowance recorded				65
Related Allowance				18
Average Recorded Investment
With no related allowance recorded	592	633		355
With an allowance recorded				71
Interest Income Recognized
With no related allowance recorded	37	19		9
With an allowance recorded				9
Individually evaluated for impairment | Wholesale
Recorded Investment
Total	53,779		61,752	56,444
Unpaid Principal Balance
Total	53,120		61,175	54,415
Related Allowance	9,202		9,512	10,101
Average Recorded Investment
Total	58,342	61,603	72,228	68,234
Interest Income Recognized
Total	601	459	2,579	2,379
Individually evaluated for impairment | Wholesale | United States
Recorded Investment
With an allowance recorded	52,259		58,826	55,167
Unpaid Principal Balance
With an allowance recorded	51,699		58,329	53,168
Related Allowance	8,947		9,000	9,690
Average Recorded Investment
With an allowance recorded	56,620	60,917	66,418	64,061
Interest Income Recognized
With an allowance recorded	601	459	2,301	2,226
Individually evaluated for impairment | Wholesale | Canada
Recorded Investment
With an allowance recorded	1,520		2,926	1,277
Unpaid Principal Balance
With an allowance recorded	1,421		2,846	1,247
Related Allowance	255		512	411
Average Recorded Investment
With an allowance recorded	1,722	686	5,810	4,173
Interest Income Recognized
With an allowance recorded			278	153